STATEMENT OF INVESTMENTS
BNY Mellon Global Emerging Markets Fund

July 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.4%
Argentina - .9%
MercadoLibre Inc.	4,084	[a]	3,323,192
Australia - .9%
OZ Minerals Ltd.	257,434		3,406,572
Brazil - 4.5%
B3 SA - Brasil Bolsa Balcao	2,908,789		6,240,227
Raia Drogasil SA	1,105,677		4,483,312
WEG SA	1,130,709		6,140,763
			16,864,302
China - 34.5%
Alibaba Group Holding Ltd.	497,164	[a]	5,617,018
BY-HEALTH Co., Cl. A	3,273,000		8,994,057
Foshan Haitian Flavouring & Food Co., Cl. A	823,950		10,126,560
Kingdee International Software Group Co.	1,527,000	[a]	3,315,296
LONGi Green Energy Technology Co., CI. A	1,176,857		10,771,992
Meituan, Cl. B	233,758	[a,b]	5,294,610
NARI Technology Co., Cl. A	2,051,488		8,907,960
Pharmaron Beijing Co., Cl. H	1,086,800	[b]	8,891,212
Ping An Insurance Group Company of China Ltd., Cl. H	1,301,000		7,686,463
Shenzhen Inovance Technology Co., CI. A	1,325,501		13,028,499
StarPower Semiconductor Ltd., Cl. A	85,800		4,975,708
Sungrow Power Supply Co., CI. A	317,800		5,847,511
Tencent Holdings Ltd.	386,968		15,222,459
Tencent Music Entertainment Group, ADR	675,986	[a]	2,845,901
Wuxi Lead Intelligent Equipment Co.	486,800		4,323,373
Yum China Holdings Inc.	273,013		13,298,463
			129,147,082
Hong Kong - 4.3%
AIA Group Ltd.	1,596,400		16,112,156
India - 25.8%
Asian Paints Ltd.	75,039		3,161,334
FSN E-Commerce Ventures Ltd.	112,561	[a]	2,005,104
Godrej Consumer Products Ltd.	466,519	[a]	5,054,945
HDFC Asset Management Co.	95,710	[b]	2,356,532
HDFC Bank Ltd.	711,313		12,991,133
Hindustan Unilever Ltd.	329,525		10,994,003

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.4% (continued)
India - 25.8% (continued)
Housing Development Finance Corp.	266,920		8,038,847
ICICI Prudential Life Insurance Co.	535,989	[b]	3,755,092
Info Edge India Ltd.	203,895		11,193,680
Jubilant Foodworks Ltd.	20,447		142,654
Marico Ltd.	1,173,512		7,687,633
Maruti Suzuki India Ltd.	49,769		5,517,965
PB Fintech Ltd.	372,092	[a]	2,204,069
Tata Consultancy Services Ltd.	347,471		14,520,421
Titan Co.	224,367		6,674,604
			96,298,016
Japan - 2.1%
Advantest Corp.	132,800		7,861,730
Mexico - 2.9%
Wal-Mart de Mexico SAB de CV	2,993,925		10,884,196
Netherlands - 2.4%
ASML Holding NV	15,745		9,040,163
Peru - 1.1%
Credicorp Ltd.	31,404		4,063,678
Philippines - .0%
GT Capital Holdings Inc.	1		8
Russia - .0%
HeadHunter Group PLC, ADR	161,107	[c]	0
Singapore - 1.3%
Sea Ltd., ADR	64,215	[a]	4,900,889
South Africa - 1.2%
Clicks Group Ltd.	271,262		4,575,181
South Korea - 5.2%
LG Chem Ltd.	6,870		3,204,357
Samsung SDI Co.	18,513		8,149,422
SK Hynix Inc.	108,473		8,192,086
			19,545,865
Taiwan - 6.9%
Delta Electronics Inc.	543,000		4,694,532
Taiwan Semiconductor Manufacturing Co.	1,231,000		21,081,461
			25,775,993
United States - 1.5%
Livent Corp.	222,207	[a,d]	5,530,732
Uruguay - 1.9%
Globant SA	35,449	[a]	7,062,859
Total Common Stocks (cost $359,878,435)			364,392,614

	1-Day Yield (%)
Investment Companies - 2.0%
Registered Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $7,245,045)	2.21	7,245,045	[e]	7,245,045
Total Investments (cost $367,123,480)		99.4%		371,637,659
Cash and Receivables (Net)		.6%		2,373,532
Net Assets		100.0%		374,011,191

ADR—American Depository Receipt

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, these securities were valued at $20,297,446 or 5.43% of net assets.

c The fund held Level 3 securities at July 31, 2022. These securities were valued at $0 or .0% of net assets.

d Security, or portion thereof, on loan. At July 31, 2022, the value of the fund’s securities on loan was $4,368,618 and the value of the collateral was $4,349,767, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Global Emerging Markets Fund

July 31, 2022 (Unaudited)

The following is a summary of the inputs used as of July 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	68,774,212	295,618,402	††	-	364,392,614
Investment Companies	7,245,045	-		-	7,245,045

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At July 31, 2022, accumulated net unrealized appreciation on investments was $4,514,179, consisting of $58,978,946 gross unrealized appreciation and $54,464,767 gross unrealized depreciation.

At July 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.